Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Oct. 31, 2020	Oct. 31, 2019
Period-end RM: US$1 Exchange Rate [Member]
Foreign currency exchange rate, translation	4.15	4.18
Period-average RM: US$1 Exchange Rate [Member]
Foreign currency exchange rate, translation	4.16	4.18
Period-end HK$: US$1 Exchange Rate [Member]
Foreign currency exchange rate, translation	7.75	7.84
Period-average HK$: US$1 Exchange Rate [Member]
Foreign currency exchange rate, translation	7.75	7.84